SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: -	SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies have been applied consistently in the financial statements for all periods presented, unless otherwise stated.

a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”).

The Company’s financial statements have been prepared on a cost basis, except for financial assets and liabilities (including derivatives) which are presented at fair value through profit or loss.

The Company has elected to present profit or loss items using the function of expense method.

b.	Functional currency, presentation currency and foreign currency:

1.	Functional currency and presentation currency:

The presentation currency of the financial statements is the U.S. dollar.

The Company and its subsidiaries determine the functional currency of each entity, and this currency is used to separately measure each entity's financial position and operating results. The Company's functional currency is the U.S. dollar.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

c.	Cash equivalents:

Cash equivalents are considered as highly liquid investments, consisting of unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty to a set cash amount and subject to an insignificant risk of changes in value, and which are considered an integral part of the Company's cash management.

d.	Inventories:

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase of raw and other materials and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, net of selling expenses. The Company periodically evaluates the condition and age of inventories and makes provisions for slow moving inventories accordingly.

Cost of inventories is determined as follows:

Raw materials - at cost of purchase using the "first-in, first-out" method.

Work in progress and finished goods - on the basis of average costs including materials, labor and other direct and indirect manufacturing costs based on normal capacity.

Provision for impairment of inventories:

The Company reviews its inventories periodically to determine whether the carrying amount is recoverable. A write-down is recognized when the net realizable value (“NRV”) of inventories is lower than their carrying amount. Net realizable value represents the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

In determining NRV, the Company considers factors such as expected future demand, market conditions, product life cycles, technological changes, and inventory aging. If circumstances that previously caused inventories to be written down no longer exist, the amount of the write-down may be reversed, limited to the amount of the original write-down.

As of December 31, 2025, the Company recorded an inventory impairment of approximately $2,180 related to the inventory of castor seeds held by Casterra Ag Ltd. in Kenya which is included in the cost of revenues in the consolidated statement of profit or loss.

The following table summarizes information about the inventory balance as of December 31:

	December 31,
	2025	2024
Raw materials	$-	$40
Work in progress	46	261
Finished goods	164	1,518

	$210	$1,819

e.	Government grants:

Government grants received from the Israel Innovation Authority (“IIA”) and Israeli Ministry of Economy as part of “Smart money” grant program are recognized upon receipt as a liability if future economic benefits are expected from the research project that will result in royalty-bearing sales. Government grants are recognized when there is reasonable assurance that the grants will be received, and the Company will comply with the precedent conditions.

A liability for the loan is first measured at fair value using a discount rate that reflects a market rate of interest. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method. Royalty payments are treated as a reduction of the liability. If no economic benefits are expected from the research activity, the grant receipts are recognized as a reduction of the related research and development expenses or marketing expenses (in case of “Smart money” program). In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37- Provisions, Contingent Liabilities and Contingent Assets (“IAS 37”).

In each reporting date, the Company evaluates whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid (since the Company will not be required to pay royalties) based on the best estimate of future sales and using the original effective interest method, and if so, the appropriate amount of the liability is derecognized against a corresponding reduction in research and development or marketing expenses.

Amounts paid as royalties are recognized as settlement of the liability.

Non-refundable grants from the IIA and the European Union Horizon for funding research and development projects are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development expenses.

f.	Leases:

The company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term.

1.	Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. The right-of-use assets are depreciated over the shorter of their useful life and the lease term.

Following are the amortization periods of the right-of-use assets by class of underlying asset:

	Years	Mainly

Office space	2-8	6
Laboratory space	2-8	6
Motor vehicles	3	3

The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

2.	Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate (“IBR”) at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in the consumer price index (“CPI”) or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

3.	Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases of motor vehicles (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.

4.	Subleases

In a transaction in which the Company is a lessee of an underlying asset (head lease) and the asset is subleased to a third party, the Company assesses whether the risks and rewards incidental to ownership of the right-of-use asset have been transferred to the sub-lessee, among others, by evaluating the sublease term by reference to the useful life of the right-of-use asset arising from the head lease.

When substantially all the risks and rewards incidental to ownership of the right-of-use asset have been transferred to the sub-lessee, the Company accounts for the sublease as a finance lease, otherwise it is accounted for as an operating lease.

If the sublease is classified as a finance lease, the leased asset is derecognized on the commencement date and a new asset, "finance lease receivable" is recognized at an amount equivalent to the present value of the lease payments, discounted at the interest rate implicit in the lease. Any difference between the carrying amount of ths leased asset before the derecognition and the carrying amount of the finance lease receivable is recognized in profit or loss.

g.	Property, plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses.

Depreciation begins when the asset is available for use, that is, when it is in the location and condition necessary for it to be capable of operating in the manner intended by management.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %
Laboratory equipment	9-30	15
Computers and peripheral equipment	15-33.33	33.33
Office equipment and furniture	6-20	6
Leasehold improvements	see below

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the useful life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

h.	Intangible assets:

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for intangible assets with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates.

The amortization expense on intangible assets with finite lives is recognized in the statement of profit or loss in the expense category that is consistent with the function of the intangible assets.

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss (see Note 10).

A summary of the useful economic lives of the intangible assets purchased by the Company is as follows:

Years

Pipeline Products	17
Potential Products	19
Microorganisms Collection	20

In April 2025, Lavie Bio Ltd. entered into a definitive agreement pursuant to which Dead Sea Works Ltd., an affiliate of ICL Group Ltd. (“ICL”), agreed to acquire the majority of Lavie Bio Ltd.’s activities. Pursuant to the definitive agreement, Lavie Bio Ltd. transferred certain assets to ICL, including its intangible assets (see also Note 1d).

i.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset and the time value of money. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

j.	Revenue recognition:

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes). The Company does not grant a right of return to its customers.

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations such as licenses, services and milestone events require an allocation of the transaction price to each performance obligation based on a relative standalone selling price (“SSP”). To determine SSP, the Company maximizes the use of observable standalone sales and observable data, where available. In instances where performance obligations do not have observable standalone sales, the Company utilizes available information that may include market conditions, pricing strategies, the economic life of the software, and other observable inputs or uses the expected cost-plus margin approach to estimate the price the Company would charge if the products and services were sold separately. Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised product or delivery of service to the customer. Revenue is recognized in an amount that reflects the consideration that the Company expects to receive in exchange for those products or services.

Revenues from research and development services as part of the Company's collaboration agreements are recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Company's performance. Recognition of the service is throughout the services period using the input method in order to measure the progress of the services, based on the actual internal and external costs incurred, relative to total internal and external costs expected to be incurred to satisfy the performance obligation. The Company determined that the input method is the best measure of progress towards satisfying the performance obligation as incurred labor effort represents work performed that corresponds with, and thereby best depicts the transfer of goods and services. Payment terms between the Company and its customers are typically up to twelve months, and vary by the type of the customer, country of sale and the products or services delivered.

Revenues from the sale of castor seeds, medical cannabis products and license agreements are recognized when the control of the Company’s product is transferred to the customer, generally upon delivery of the goods or products to the customer, according to the shipment or delivery terms.

 Future milestone payments are considered variable consideration and are subject to the variable consideration constraint (i.e. will be recognized once concluded that it is “probable” that a significant reversal of the cumulative revenues recognized under the contract will not occur in future periods when the uncertainty related to the variable consideration is resolved). Therefore, as the milestone payments are not probable, revenue was not recognized in respect to such milestone payments prior to achievement of such milestone.

In instances of contracts where revenue recognition differs from timing of invoicing, the Company generally determined that those contracts do not include a significant financing component. The company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less.

The Company’s remaining performance obligations represent contracted revenue that has not yet been recognized. As of December 31, 2025 and 2024, the aggregate amount of the transaction price allocated to remaining performance obligations that the Company expects to recognize as revenue over the next 12 months was approximately $880 and $947, respectively.

Disaggregation of revenue

The following table disaggregates the Company’s revenues from continuing operations by timing of revenue recognition:

	Year ended December 31,
	2025	2024 (*)	2023 (*)

Revenue recognized at a point in time	$2,519	$3,299	$1,562
Revenue recognized over time	1,334	2,278	1,420

	$3,853	$5,577	$2,982

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

k.	Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income (loss) or equity.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized, or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

l.	Financial instruments:

The accounting for financial instruments is in accordance with IFRS 9, “Financial Instruments” (“IFRS 9”).

1.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

Impairment of financial assets:

The Company evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss.

The Company has short-term financial assets such as trade receivables in respect of which the Company applies a simplified approach and measures the loss allowance in an amount equal to the lifetime expected credit losses.

2.	Financial liabilities:

a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of financial liability.

After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

After initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest rate method, except for financial liabilities at fair value through profit or loss.

b)	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Company measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs are recognized in profit or loss. After initial recognition, changes in fair value are recognized in profit or loss. See also Note 13b.

 Any difference between the fair value estimated by the entity and the transaction price (“day one gain or loss”) is recognized:

•
In the income statement if the fair value is evidenced by quoted price in an active market for identical asset or liability or based on a valuation technique that uses only data from observable markets; and

•	Deferred as an adjustment to the carrying amount of the financial instrument in all other cases and recognized in the income statement until maturity.

3.	De-recognition of financial instruments:

a.	Financial assets:

A financial asset is derecognized when the contractual rights to the cash flows from the financial asset expire or the Company has transferred its contractual rights to receive cash flows from the financial asset or assumes an obligation to pay the cash flows in full without material delay to a third party and has transferred substantially all the risks and rewards of the asset or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

b.	Financial liabilities:

A financial liability is derecognized when it is extinguished, that is when the obligation is discharged or cancelled or expires. A financial liability is extinguished when the debtor (the Company) discharges the liability by paying in cash, other financial assets, goods or services; or is legally released from the liability.

m.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset's or the liability's principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their best economic interest.

Fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the fair value measurement:

Level 1	-	Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2	-	Inputs other than quoted prices included within Level 1 that are observable directly or indirectly.
Level 3	-	Inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

n.	Employee benefit liabilities:

The Company has several employee benefits plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made. The short-term employee benefit liability in the statement of financial position is measured on an undiscounted basis.

2.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

Defined contribution plans:

The Company has defined contribution plans pursuant to section 14 of the Israeli Severance Pay Law (the “Severance Law”) under which the Company pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with the performance of the employee's services.

In respect of its severance pay obligation to certain of its employees, the Company makes current deposits in pension funds and insurance companies (“the plan assets”). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Company's own creditors and cannot be returned directly to the Company.

o.	Share-based payment transactions:

The Company's employees and consultants are entitled to remuneration in the form of equity-settled share-based payment transactions.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at the grant date. The fair value is determined using an acceptable option pricing model.

As for consultants, the cost of the transactions is measured at the fair value of the services received as consideration for equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company's best estimate of the number of equity instruments that will ultimately vest. No expense is recognized for awards that do not ultimately vest. If the Company modifies the conditions on which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee or other service provider at the modification date.

p.	Non-controlling interests measurement:

The profits or losses attributed to regular shares are adjusted for the dividends of non-cumulative preference shares classified as equity held by non-controlling interests. The Company allocates profit or loss and each component of other comprehensive income to the owners of the Company and to ordinary non-controlling interests in proportion to their ownership interests in the subsidiary, even if this results in the non‑controlling interests having a deficit balance.

q.	Investment in an associate:

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies. The financial statements of an associate are prepared for the same reporting period as the Company’s. The accounting policies of an associate are aligned with those of the Company. Therefore, no adjustments were made when measuring and recognizing the Company’s share of the profit or loss of the investee after the date of acquisition. Under the equity method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the associate since the acquisition date. The Company’s exposure to losses from its associate is limited to the carrying amount of its investment, and the Company has no contractual or constructive obligation to provide additional financial support or to absorb losses in excess thereof.

r.	Discontinued operations:

A discontinued operation is a component of the Company, that represents a separate major line of business operation or geographical area of operations that either has been disposed of or is classified as a discontinued operation. Income from discontinued operations, net, for the periods ended December 31, 2025 was $5,672 and loss from discontinued operations, net, for the periods ended December 31, 2024  and 2023 was $3,237 and 3,989, respectively.